Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY
C.	INVENTORY:

Inventory consists of the following as of:

	December 31,	December 31,
	2021	2020
Finished Goods (branded products)	$4,124,738	$2,271,982
Goods in Process (un-branded products)	1,106,054	227,067
	$5,230,792	$2,499,049